Significant Accounting Policies - Internal-use Software (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Capitalized internal-use software amortization period (in years)	3 years
Maximum
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Capitalized internal-use software amortization period (in years)	7 years